Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2019
CNOOC Group [member]
Disclosure of transactions between related parties [line items]
Schedule of provision of exploration, oil and gas development, oil and gas production as well as marketing, management and ancillary services by the CNOOC Group to the Group

	Six months ended 30 June
	2019 (Unaudited)	2018 (Unaudited)

Provision of exploration and support services	4,748	2,390
– Inclusive of amount capitalised under property, plant and equipment	2,135	1,278
Provision of oil and gas development and support services	13,191	7,189
Provision of oil and gas production and support services (note a)	4,085	4,019
Provision of marketing, management and ancillary services (note b) *	496	464
FPSO vessel leases (note c) *	616	591
	23,136	14,653

*	For the right-of-use assets recognised during this period from the lease agreements with CNOOC Group, please refer to note 10.

Schedule of sales of petroleum and natural gas products by the Group to the CNOOC Group

	Six months ended 30 June
	2019 (Unaudited)	2018 (Unaudited)
Sales of petroleum and natural gas products (other than long-term sales of natural gas and liquefied natural gas) (note d)	62,673	63,351
Long-term sales of natural gas and liquefied natural gas (note e)	7,267	5,874
	69,940	69,225

Schedule of a summary of significant related party transactions and the balances arising from related party transactions

	30 June 2019 (Unaudited)	31 December 2018 (Audited)
Amount due to CNOOC
– included in other payables and accrued liabilities	31	147
Amounts due to other related parties
– included in trade and accrued payables	35,454	19,641
– included in lease liabilities	5,351	–
	40,836	19,788
Borrowings from CNOOC (note g)	4,768	4,760
Amounts due from other related parties
– included in trade receivables	12,717	14,058
– included in other current assets	1,810	1,434
	14,527	15,492

CNOOC Finance Corporation Limited [member]
Disclosure of transactions between related parties [line items]
Schedule of interest income received by the Group

	Six months ended 30 June
	2019 (Unaudited)	2018 (Unaudited)
Interest income from deposits in CNOOC Finance	116	135

Schedule of deposits balances made by the Group

	30 June 2019 (Unaudited)	31 December 2018 (Audited)
Deposits in CNOOC Finance	23,395	23,052

A joint venture [member]
Disclosure of transactions between related parties [line items]
Schedule of a summary of significant related party transactions and the balances arising from related party transactions

	30 June 2019 (Unaudited)	31 December 2018 (Audited)
Amount due from a joint venture
– included in other current assets	74	137

State-owned enterprises [member]
Disclosure of transactions between related parties [line items]
Schedule of a summary of significant related party transactions and the balances arising from related party transactions

	30 June 2019 (Unaudited)	31 December 2018 (Audited)

Cash and cash equivalents	2,347	2,688
Time deposits with maturity over three months	103	227
Specified dismantlement fund accounts, included in other non-current assets	8,492	8,100
	10,942	11,01

Key management personnel [member]
Disclosure of transactions between related parties [line items]
Schedule of key management personnel's remuneration

	Six months ended 30 June
	2019 (Unaudited)	2018 (Unaudited)

Short-term employee benefits	9	7
Pension scheme contributions	1	1
Amount paid/payable during the period	10	8
	10	8

China United Coalbed Methane Corporation Limited [member]
Disclosure of transactions between related parties [line items]
Schedule of a summary of significant related party transactions and the balances arising from related party transactions

	30 June 2019 (Unaudited)	31 December 2018 (Audited)

Accumulated investment	2,804	2,346